Merger Agreement - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Director $ / shares shares	Sep. 26, 2017 shares
Business Acquisition [Line Items]
Minimum net tangible assets to complete business combination | $	$ 5,000,001
Fortress Mosaic Sponsor LLC [Member]
Business Acquisition [Line Items]
Common Stock Subscription	12,500,000
Merger Agreement [Member]
Business Acquisition [Line Items]
Termination fee | $	$ 81,060,000
Merger Agreement [Member] | Tranche One [Member]
Business Acquisition [Line Items]
Common Stock Subscription	12,500,000
Number of trading period for transfer of shares	20 days
Number of consecutive trading period for transfer of shares	30 days
Threshold Price For Shares Issuance | $ / shares	$ 12.50
Merger Agreement [Member] | Tranche two [Member]
Business Acquisition [Line Items]
Common Stock Subscription	12,500,000
Number of trading period for transfer of shares	20 days
Number of consecutive trading period for transfer of shares	30 days
Threshold Price For Shares Issuance | $ / shares	$ 15.00
Merger Agreement [Member] | Tranche Three [Member]
Business Acquisition [Line Items]
Common Stock Subscription	12,500,000
Number of trading period for transfer of shares	20 days
Number of consecutive trading period for transfer of shares	30 days
Threshold Price For Shares Issuance | $ / shares	$ 17.50
Stockholders agreement [Member]
Business Acquisition [Line Items]
Percentage of nominee directors entitled for nomination	40.00%
Stockholders agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	30.00%
Stockholders agreement [Member] | Black stone [Member] | Condition Two [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%
Stockholders agreement [Member] | Black stone [Member] | Condition Three [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	30.00%
Stockholders agreement [Member] | Black stone [Member] | Condition Four [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	20.00%
Percentage of nominee directors entitled for nomination	20.00%
Stockholders agreement [Member] | Black stone [Member] | Condition Five [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	5.00%
Percentage of nominee directors entitled for nomination	10.00%
Stockholders agreement [Member] | Black stone [Member] | Minimum [Member] | Condition One [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%
Stockholders agreement [Member] | Black stone [Member] | Minimum [Member] | Condition Two [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	40.00%
Stockholders agreement [Member] | Fortress Mosaic Sponsor LLC [Member]
Business Acquisition [Line Items]
Number of nominee directors | Director	1
Stockholders agreement [Member] | Fortress Mosaic Sponsor LLC [Member] | Minimum [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%
Stockholders agreement [Member] | Summit Designator [Member]
Business Acquisition [Line Items]
Number of nominee directors | Director	1
Sponsor agreement [Member]
Business Acquisition [Line Items]
Threshold share price | $ / shares	$ 15.00
Sponsor agreement [Member] | Tranche One [Member]
Business Acquisition [Line Items]
Threshold share price | $ / shares	$ 12.50
Founder shares unvested percentage	50.00%
Private placement warrants unvested percentage	50.00%
Sponsor agreement [Member] | Tranche two [Member]
Business Acquisition [Line Items]
Threshold share price | $ / shares	$ 12.50
Founder shares unvested percentage	25.00%
Private placement warrants unvested percentage	50.00%
Sponsor agreement [Member] | Tranche Three [Member]
Business Acquisition [Line Items]
Threshold share price | $ / shares	$ 15.00
Founder shares unvested percentage	25.00%
Sponsor agreement [Member] | Summit Designator [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%
Support Agreement [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	92.00%
Support and Services Agreement [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	5.00%
Monitoring fee	1.00%
Equity Interest Fair value | $	$ 25,000,000
Fortress Investment Group LLC [Member]
Business Acquisition [Line Items]
Common Stock Subscription	12,500,000
Blackstone Group Inc [Member]
Business Acquisition [Line Items]
Common Stock Subscription	10,000,000
Three One Three Acquisition LLC [Member] | Support Agreement [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	35.00%
Common Stock [Member] | Sponsor agreement [Member]
Business Acquisition [Line Items]
Threshold share price | $ / shares	$ 12.00
Number of trading period for transfer of shares	20 days
Number of consecutive trading period for transfer of shares	30 days
Period from completion of business combination	150 days
Vivint Smart Home [Member]
Business Acquisition [Line Items]
Number of Shares, Contingently Issuable	25,000,000
Shares subject to possible redemption		10,350,000
Vivint Smart Home [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Business combination, Reduction in enterprise value | $	$ 4,100,000,000
Business combination, Reduction in termination fee | $	$ 32,400,000
Common Class A [Member] | Vivint Smart Home [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Business combination, Number of share issued	84.5320916792
Threshold share price | $ / shares	$ 17.50
Business combination, VGI exchange ratio | shares	0.0864152412
Business combination, Shares to be issued	12,500,000
Common Class A [Member] | Vivint Smart Home [Member] | Merger Agreement [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Business combination, Number of share issued	209.6849221312
Business combination, VGI exchange ratio | shares	0.2076986176